Convertible loans - Change in Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	$ (4,660)	$ (6,943)	$ 25,650	$ 16,279
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	(2,822)	(3,913)	15,556	16,867
Facility Agreement With Deerfield Partners, L.P., Tranche Two Prior to FDA Approval
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	0	0	0	3,454
Facility Agreement With Deerfield Partners, L.P., Tranche Two After FDA Approval
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	$ (1,838)	$ (3,030)	$ 10,094	$ (4,042)